Adjusting items included in profit from operations - Summary of restructuring and integration costs explanatory (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit From Operations [Abstract]
Employee benefit costs	£ (2)	£ 49	£ 315
Depreciation, amortisation and impairment costs	0	131	220
Other operating expenses	0	153	237
Other operating income	0	0	(1)
Total	£ (2)	£ 333	£ 771